NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Movement in newbuildings
Movements in the six months ended June 30, 2017 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2016	308,324
Additions, net	449,292
Interest capitalized	3,183
Transfer to Vessels and Equipment, net	(598,578)
Balance at June 30, 2017	162,221